Share-Based Compensation - Schedule of Restricted Stock Units Award Activity (Details) - Restricted Stock Units (RSUs) [member] - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, beginning balance	1,246,084
Granted	1,169,238	679,546	1,883,454
Vested	(683,262)
Forfeited	(107,519)
Outstanding, ending balance	1,624,541	1,246,084
Weighted average grant date fair value, outstanding beginning balance	$ 73.44
Weighted average grant date fair value, granted	59.73	$ 82.38	$ 64.59
Weighted average grant date fair value, vested	70.50
Weighted average grant date fair value, forfeited or canceled	66.90
Weighted average grant date fair value, outstanding ending balance	$ 65.24	$ 73.44